Borrowings - Summary of Borrowings (Parenthetical) (Detail)	Dec. 31, 2024
The 1561st Won Denominated Unsecured Bond March Twenty Five Twenty Twenty Five [member]
Disclosure of detailed information about borrowings [line items]
CMS rate	2.72%
The 1562nd Won Denominated Unsecured Bond March Twenty Five Twenty Thirty Two [member]
Disclosure of detailed information about borrowings [line items]
CMS rate	2.78%